Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000100297
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	FRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 395,811,939
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$395,811,939 Number of Investments49 Portfolio Turnover2%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
Asset-Backed Securities	0.4%
U.S. Treasury Securities	0.6%
Corporate Bonds	4.6%
Exchange-Traded Funds	5.8%
Cash Equivalents	7.9%
Trade Finance Agreements	10.9%
Collaterized Mortgage Obligations	16.7%
Floating Rate Loans	57.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000093604
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	FFRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 395,811,939
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$395,811,939 Number of Investments49 Portfolio Turnover2%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
Asset-Backed Securities	0.4%
U.S. Treasury Securities	0.6%
Corporate Bonds	4.6%
Exchange-Traded Funds	5.8%
Cash Equivalents	7.9%
Trade Finance Agreements	10.9%
Collaterized Mortgage Obligations	16.7%
Floating Rate Loans	57.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000176299
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	FFRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 395,811,939
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$395,811,939 Number of Investments49 Portfolio Turnover2%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Common Stocks	0.0%Footnote Reference*
Adjustable Rate Mortgages	0.0%Footnote Reference*
Asset-Backed Securities	0.4%
U.S. Treasury Securities	0.6%
Corporate Bonds	4.6%
Exchange-Traded Funds	5.8%
Cash Equivalents	7.9%
Trade Finance Agreements	10.9%
Collaterized Mortgage Obligations	16.7%
Floating Rate Loans	57.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024652
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class A Shares
Trading Symbol	FUSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 90,144,125
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$90,144,125 Number of Investments152 Portfolio Turnover97% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)16%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.9%
Cash Equivalents	6.9%
Collateralized Mortgage Obligations	14.1%
U.S Government Agency Mortgage-Backed Securities	92.9%

Material Fund Change [Text Block]
C000024654
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class C Shares
Trading Symbol	FUSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$87	1.71%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
AssetsNet	$ 90,144,125
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$90,144,125 Number of Investments152 Portfolio Turnover97% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)16%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.9%
Cash Equivalents	6.9%
Collateralized Mortgage Obligations	14.1%
U.S Government Agency Mortgage-Backed Securities	92.9%

Material Fund Change [Text Block]
C000219628
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Institutional Shares
Trading Symbol	FCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 90,144,125
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$90,144,125 Number of Investments152 Portfolio Turnover97% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)16%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.9%
Cash Equivalents	6.9%
Collateralized Mortgage Obligations	14.1%
U.S Government Agency Mortgage-Backed Securities	92.9%

Material Fund Change [Text Block]